Offerings - Offering: 1	Apr. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	7.30
Maximum Aggregate Offering Price	$ 10,950,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,512.2
Offering Note
(1) Pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), the proposed maximum offering price per share and the maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee and are based on the average of the high and low prices per share of the common stock, par value $0.01 per share (the “Common Stock”), of Capitol Federal Financial, Inc. as reported on the NASDAQ Stock Market on April 6, 2026.
(2) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may be issuable as a result of a stock split, stock dividend or similar transaction with respect to the Common Stock.
(3) Represents shares of Common Stock reserved for issuance pursuant to the Capitol Federal Financial, Inc. 2026 Omnibus Incentive Plan.